UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011.
	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________.
	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

Date of Report (Date of earliest event reported): February 13, 2012

GOLDMAN SACHS MORTGAGE COMPANY1
(Exact name of securitizer as specified in its charter)

(Commission File Number of Securitizer)	0001541502 (Central Index Key Number of Securitizer)

Gary Silber, Assistant General Counsel, (212) 855-0754
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) 

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 

1 Relates to the issuances of residential mortgage-backed securities, commercial mortgage-backed securities and automobile loan asset-backed securities for which the filer acts as sponsor.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.                      Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

This Form ABS-15G/A amends and restates the Form ABS-15G originally filed by the reporting entity on February 13, 2012.  The disclosures required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G/A.

Exhibits

99.1                      Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 27, 2012

GOLDMAN SACHS MORTGAGE COMPANY
(Securitizer)
By: /s/ Michelle Gill
Name: Michelle Gill
Title: Vice President of Goldman Sachs Real Estate Funding Corp., General Partner of Goldman Sachs Mortgage Company

EXHIBIT INDEX

Exhibit Number

99.1                      Disclosures required by Rule 15Ga-1.